Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	18
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$88,367,119.41	0.3534685	$75,084,450.91	0.3003378	$13,282,668.50
Class A-2-B Notes	$51,252,929.26	0.3534685	$43,548,981.53	0.3003378	$7,703,947.73
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$546,630,048.67	0.5396097	$525,643,432.44	0.5188926	$20,986,616.23

Weighted Avg. Coupon (WAC)	3.17%		3.17%
Weighted Avg. Remaining Maturity (WARM)	41.79		40.88
Pool Receivables Balance	$582,542,827.03		$560,592,205.49
Remaining Number of Receivables	44,366		43,699

Adjusted Pool Balance	$561,940,035.22		$540,953,418.99

III. COLLECTIONS

Principal:
Principal Collections	$21,316,556.98
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$473,181.99
Total Principal Collections	$21,789,738.97

Interest:
Interest Collections	$1,500,254.74
Late Fees & Other Charges	$41,101.65
Interest on Repurchase Principal	$-
Total Interest Collections	$1,541,356.39

Collection Account Interest	$6,397.77
Reserve Account Interest	$775.36
Servicer Advances	$-

Total Collections	$23,338,268.49

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	18
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$23,338,268.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,338,268.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$485,452.36	$-	$485,452.36	485,452.36
Collection Account Interest					$6,397.77
Late Fees & Other Charges					$41,101.65
Total due to Servicer					$532,951.78

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$72,902.87		$72,902.87
Class A-2-B Notes		$45,444.26		$45,444.26
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$552,648.30		$552,648.30	552,648.30

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$22,102,259.24

9. Regular Principal Distribution Amount:					20,986,616.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$13,282,668.50
Class A-2-B Notes				$7,703,947.73
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$20,986,616.23		$20,986,616.23
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,986,616.23		$20,986,616.23

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	1,115,643.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,602,791.81
Beginning Period Amount	$20,602,791.81
Current Period Amortization	$964,005.31
Ending Period Required Amount	$19,638,786.50
Ending Period Amount	$19,638,786.50
Next Distribution Date Required Amount	$18,697,894.98

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	18
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.72%	2.83%	2.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.93%	43,232	98.73%	$553,485,530.57
30 - 60 Days	0.81%	355	0.95%	$5,325,139.91
61 - 90 Days	0.19%	82	0.22%	$1,250,707.44
91-120 Days	0.07%	30	0.09%	$530,827.57
121 + Days	0.00%	0	0.00%	$-
Total		43,699		$560,592,205.49

Delinquent Receivables 30+ Days Past Due
Current Period	1.07%	467	1.27%	$7,106,674.92
1st Preceding Collection Period	1.31%	580	1.60%	$9,323,420.10
2nd Preceding Collection Period	1.20%	543	1.44%	$8,715,942.49
3rd Preceding Collection Period	1.19%	546	1.41%	$8,892,784.76
Four-Month Average	1.19%		1.43%

Repossession in Current Period		49		$852,788.36
Repossession Inventory		91		$827,219.19

Current Charge-Offs
Gross Principal of Charge-Offs				$634,064.56
Recoveries				$(473,181.99)
Net Loss				$160,882.57

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.33%

Average Pool Balance for Current Period				$571,567,516.26

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.34%
1st Preceding Collection Period				0.98%
2nd Preceding Collection Period				0.83%
3rd Preceding Collection Period				1.39%
Four-Month Average				0.88%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	59	1,167	$16,399,980.36
Recoveries	58	941	$(7,959,629.60)
Net Loss			$8,440,350.76
Cumulative Net Loss as a % of Initial Pool Balance			0.79%

Net Loss for Receivables that have experienced a Net Loss *	39	880	$8,456,109.88
Average Net Loss for Receivables that have experienced a Net Loss			$9,609.22

Principal Balance of Extensions			$1,533,374.00
Number of Extensions			88

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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